FINANCE COSTS—NET (Details)		1 Months Ended						12 Months Ended
	Jul. 20, 2023	Nov. 30, 2021 EUR (€)	Nov. 30, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Feb. 28, 2021 EUR (€)	Feb. 28, 2021 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 USD ($)
Analysis of income and expense [line items]
Interest expense on borrowings								€ (93,000,000)	€ (91,000,000)	€ (103,000,000)
Interest expense on leases								(10,000,000)	(10,000,000)	(14,000,000)
Interest cost on pension and other benefits								(16,000,000)	(11,000,000)	(9,000,000)
Expenses on factoring arrangements								(22,000,000)	(15,000,000)	(9,000,000)
Net loss on settlement of debt								0	0	(27,000,000)
Realized and unrealized (losses) / gains on debt derivatives at fair value								6,000,000	1,000,000	10,000,000
Realized and unrealized exchange (losses) / gains on financing activities - net								(5,000,000)	(1,000,000)	(10,000,000)
Other finance expenses								(5,000,000)	(5,000,000)	(6,000,000)
Capitalized borrowing costs								4,000,000	1,000,000	1,000,000
Finance expenses								(141,000,000)	(131,000,000)	(167,000,000)
Finance costs - net								(141,000,000)	(131,000,000)	(167,000,000)
Redemption of senior notes								53,000,000	€ 192,000,000	€ 1,052,000,000
Nominal value								€ 1,863,000,000
Capitalization rate								5.00%	5.00%	5.00%
Constellium SE Senior Notes
Analysis of income and expense [line items]
Interest expense on debt instruments issued								€ 75,000,000	€ 79,000,000	€ 92,000,000
Borrowing costs recognised as expense								€ 4,000,000	€ 4,000,000	€ 4,000,000
Senior Unsecured Notes Issued February 2017 and due 2025
Analysis of income and expense [line items]
Redemption of senior notes | $							$ 650,000,000
Nominal rate						6.625%	6.625%
Borrowing redemption fees						€ 9,000,000
Write off borrowing costs						€ 8,000,000
Senior Unsecured Notes Issued May 2014 and due 2024
Analysis of income and expense [line items]
Redemption of senior notes | $					$ 400,000,000
Nominal rate				5.75%	5.75%
Borrowing redemption fees				€ 3,000,000
Write off borrowing costs				€ 3,000,000
Senior Unsecured Notes Issued November 2017 and due 2026
Analysis of income and expense [line items]
Redemption of senior notes | $			$ 200,000,000
Nominal rate	5.875%	5.875%	5.875%					5.875%
Borrowing redemption fees		€ 3,000,000
Write off borrowing costs		€ 1,000,000
Nominal value			$ 500,000,000					€ 226,000,000			$ 250,000,000